MHM FINAL: September 30, 2015

[Translation]
SEMI-ANNUAL REPORT
(During the 55th Term)
From: January 1, 2015
To: June 30, 2015

To: Director of Kanto Local Finance Bureau

Filing Date: September 30, 2015

Name of the Fund:	VANGUARD SMALL-CAP INDEX FUND

Name of the Registrant Trust:	VANGUARD INDEX FUNDS

Name of Trustees:	F. William McNabb III,
Chairman

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Nobuharu Onishi

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report

are available for Public Inspection

Not applicable.

1.	STATUS OF INVESTMENT PORTFOLIO
(1) Diversification of Investment Portfolio
- VANGUARD SMALL-CAP INDEX FUND (Includes All Share Classes)
(hereinafter referred to as the "Fund")

[See/Fill in the attached excel file]

Note 1:	Total Net Assets for Investor Shares = $ 4,546,699,168.16 as of the end of July
2015.
Note 2:	Investment ratio is calculated by dividing each asset at its market value by the total
Net Asset Value of the Fund. The same applies hereinafter.
Note 3:	The Yen amount is translated for convenience at the rate of $1.00 = ¥124.04 (the mean of the exchange rate quotations by The Bank of Tokyo UFJ - Mitsubishi, Ltd.
for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on July
31, 2015). The same applies hereafter.
Note 4:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.
Note 5:	In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

(2) Results of Past Operations
(i) Record of Changes in Net Assets
Record of changes in net assets during the one- year period up to and including the end of
July 2015 at each end of the month is as follows.

- VANGUARD SMALL-CAP INDEX FUND – INVESTOR SHARES

[See/Fill in the attached excel file]

(ii) Record of Distributions Paid
Amount of distributions per Share for each month from August 2014 to July 2015 are shown below.
- VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES

[See/Fill in the attached excel file]

(iii) Record of Changes in Annual Return

Period	Annual Return
August 1,2014 to July 31, 2015	10.17%
Note: Annual Return (%) = 100 x (a-b) / b
a = the Net Asset Value per share on July 31, 2015, including total amount of distributions made during the above period.
b = the Net Asset Value per share after distribution on July 31, 2014.

(3) Miscellaneous (i) Total Return

     Total Return reflects past performance and doesn’t indicate future performance. The price of shares, yield and return by the actual investment may fluctuate, when investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

					(As of the end of July 2015)
past 1 month	past 1 year	past 3 years	past 5 years	past 10	since the establishment*
				years
-0.29%	10.23%	18.77%	16.29%	8.65%	10.76%
* The date of the establishment is October 3, 1960.

(ii) annual performance

Year	Capital Return	Income Return	Total Return
2014	6.02%	1.35%	7.37%
2013	36.01%	1.61%	37.62%
2012	16.06%	1.99%	18.04%
2011	-3.94%	1.14%	-2.80%
2010	26.41%	1.31%	27.72%
2009	34.76%	1.36%	36.12%
2008	-37.38%	1.31%	-36.07%
2007	-0.12%	1.28%	1.16%
2006	14.38%	1.26%	15.64%
2005	6.30%	1.06%	7.36%
2004	18.72%	1.18%	19.90%
2003	44.32%	1.31%	45.63%
2002	-20.99%	0.97%	-20.02%
2001	1.95%	1.15%	3.10%
2000	-3.88%	1.21%	-2.67%
1999	21.79%	1.34%	23.13%
1998	-3.97%	1.36%	-2.61%
1997	23.18%	1.41%	24.59%
1996	16.63%	1.49%	18.12%
1995	27.19%	1.55%	28.74%
1994	-1.94%	1.43%	-0.51%
1993	17.38%	1.32%	18.70%
1992	16.69%	1.51%	18.20%
1991	43.04%	2.22%	45.26%
1990	-19.77%	1.64%	-18.13%
1989	9.43%	1.11%	10.54%
1988	24.04%	0.59%	24.63%
1987	-6.98%	0.00%	-6.98%
1986	0.19%	0.00%	0.19%
1985	21.47%	1.56%	23.03%
1984	-25.17%	0.00%	-25.17%
1983	18.17%	0.00%	18.17%
1982	43.48%	2.97%	46.45%
1981	-2.88%	0.00%	-2.88%

				4

(iii) monthly performance

	Total		Total		Total		Total		Total
	Return		Return		Return		Return		Return
	(%)		(%)		(%)		(%)		(%)

Jun. 1990		Jul, 1992	3.58	Aug. 1994	5.50	Sept. 1996	3.76	Oct. 1998	4.21
	0.27
July, 1990		Aug. 1992	-2.44	Sept. 1994	-0.31	Oct. 1996	-1.45	Nov. 1998	5.31
	-4.27
Aug. 1990	-12.91	Sept 1992	1.69	Oct. 1994	-0.38	Nov. 1996	4.36	Dec. 1998	6.23
Sep. 1990		Oct. 1992	3.17	Nov. 1994	-3.92	Dec. 1996	2.41	Jan. 1999	1.23
	-8.85
Oct. 1990		Nov. 1992	6.98	Dec. 1994	2.57	Jan. 1997	2.27	Feb. 1999	-8.11
	-5.96
Nov. 1990		Dec. 1992	3.36	Jan. 1995	-1.00	Feb. 1997	-2.46	Mar. 1999	1.48
	7.84
Dec. 1990		Jan. 1993	3.77	Feb. 1995	3.64	Mar. 1997	-4.74	Apr. 1999	8.87
	4.54
Jan. 1991		Feb. 1993	-1.85	Mar. 1995	2.15	Apr. 1997	0.37	May 1999	1.67
	8.58
Feb. 1991		Mar. 1993	3.07	Apr. 1995	2.23	May 1997	11.08	Jun. 1999	5.83
	11.38
Mar. 1991		Apr. 1993	-2.84	May 1995	1.87	Jun. 1997	5.24	Jul, 1999	-2.24
	6.91
Apr. 1991		May 1993	4.25	Jun. 1995	4.95	Jul, 1997	5.43	Aug. 1999	-3.79
	-0.44
May 1991		Jun. 1993	0.27	Jul, 1995	5.82	Aug. 1997	2.24	Sept. 1999	-0.14
	4.36
Jun. 1991		Jul, 1993	0.93	Aug. 1995	2.15	Sept. 1997	7.26	Oct. 1999	0.37
	-5.45
Jul, 1991		Aug. 1993	4.23	Spt. 1995	1.72	Oct. 1997	-4.42	Nov. 1999	5.98
	3.69
Aug. 1991		Sept. 1993	2.85	Oct. 1995	-4.34	Nov. 1997	-0.52	Dec. 1999	11.46
	4.08
Sep. 1991		Oct. 1993	2.59	Nov. 1995	3.93	Dec. 1997	1.66	Jan. 2000	-1.69
	0.42
Oct. 1991		Nov. 1993	-2.88	Dec. 1995	2.81	Jan. 1998	-1.60	Feb. 2000	16.51
	2.74
Nov. 1991		Dec. 1993	3.29	Jan. 1996	0.16	Feb. 1998	7.49	Mar. 2000	-6.69
	-4.94
Dec. 1991		Jan. 1994	3.64	Feb. 1996	3.43	Mar. 1998	4.15	Apr. 2000	-5.96
	8.05
Jan. 1992	7.96	Feb. 1994	-0.37	Mar. 1996	1.87	Apr. 1998	0.50	May 2000	-5.78
Feb. 1992	3.50	Mar. 1994	-5.07	Apr. 1996	5.59	May 1998	-5.36	Jun. 2000	9.29
Mar. 1992	-3.38	Apr. 1994	0.72	May 1996	3.93	Jun. 1998	-0.16	Jul, 2000	-3.38
Apr. 1992	-3.04	May 1994	-0.84	Jun. 1996	-3.79	Jul, 1998	-7.98	Aug. 2000	7.60
May 1992	1.18	Jun. 1994	-3.26	Jul, 1996	-8.45	Aug. 1998	-19.29	Sept. 2000	-2.98
Jun. 1992	-4.80	Jul, 1994	1.75	Aug. 1996	5.94	Sept. 1998	7.53	Oct. 2000	-4.34

5

	Total		Total		Total		Total		Total
	Return		Return		Return		Return		Return
	(%)		(%)		(%)		(%)		(%)
Nov. 2000	-10.27	Dec. 2002	-5.59	Jan. 2005	-3.58	Feb. 2007	-0.12	Mar. 2009	-9.48
Dec. 2000	8.61	Jan. 2003	-2.75	Feb. 2005	2.09	Mar. 2007	1.22		18.25
								Apr. 2009
Jan. 2001	5.25	Feb. 2003	-3.02	Mar. 2005	-2.26	Apr. 2007	2.67	May, 2009	3.74
Feb. 2001	-6.60	Mar. 2003	1.22	Apr. 2005	-4.61	May. 2007	4.41	Jun. 2009	1.16
Mar. 2001	-4.87	Apr. 2003	9.36	May. 2005	6.17	Jun. 2007	-1.60	Jul. 2009	9.68
Apr. 2001	7.76	May 2003	9.54	Jun. 2005	3.52	Jul. 2007	-5.76	Aug. 2009	4.46
May 2001	2.45	Jun. 2003	2.01	Jul. 2005	6.25	Aug. 2007	-1.34	Sept. 2009	6.34
Jun. 2001	4.19	Jul, 2003	5.36	Aug. 2005	-1.67	Sept. 2007	2.15	Oct. 2009	-6.64
Jul, 2001	-5.31	Aug. 2003	4.83	Sept. 2005	0.71	Oct. 2007	2.62	Nov. 2009	3.33
Aug. 2001	-3.23	Sept. 2003	-1.64	Oct. 2005	-3.23	Nov. 2007	-6.79	Dec. 2009	7.88
Sept. 2001	-13.47	Oct. 2003	8.11	Nov. 2005	4.61	Dec. 2007	-0.72	Jan. 2010	-3.35
Oct. 2001	5.79	Nov. 2003	3.77	Dec. 2005	-0.06	Jan. 2008	-6.23	Feb. 2010	4.97
Nov. 2001	7.75	Dec. 2003	2.40	Jan. 2006	7.85	Feb. 2008	-2.65	Mar. 2010	8.08
Dec. 2001	6.05	Jan. 2004	3.94	Feb. 2006	-0.16	Mar. 2008	-0.50	Apr. 2010	5.54
Jan. 2002	-1.06	Feb. 2004	1.36	Mar. 2006	4.18	Apr. 2008	5.48	May, 2010	-7.80
Feb. 2002	-2.70	Mar. 2004	1.18	Apr. 2006	0.03	May, 2008	5.16	Jun. 2010	-7.57
Mar. 2002	8.02	Apr. 2004	-4.77	May. 2006	-4.94	Jun. 2008	-8.90	Jul. 2010	7.16
Apr. 2002	0.92	May. 2004	1.92	Jun. 2006	0.20	Jul. 2008	1.67	Aug. 2010	-6.61
May 2002	-4.33	Jun. 2004	4.06	Jul. 2006	-3.31	Aug. 2008	3.13	Sept. 2010	11.98
Jun. 2002	-4.52	Jul. 2004	-5.88	Aug. 2006	2.27	Sept. 2008	-9.41	Oct. 2010	4.08
Jul, 2002	-15.05	Aug. 2004	-0.35	Sept. 2006	0.86	Oct. 2008	-21.56	Nov. 2010	3.07
Aug. 2002	-0.25	Sept. 2004	4.21	Oct. 2006	5.20	Nov. 2008	-11.45	Dec. 2010	7.72
Sept. 2002	-7.20	Oct. 2004	2.23	Nov. 2006	3.10	Dec. 2008	5.58	Jan. 2011	0.86
Oct. 2002	3.21	Nov. 2004	7.57	Dec. 2006	0.01	Jan. 2009	-10.25	Feb. 2011	5.34
Nov. 2002	8.88	Dec. 2004	3.62	Jan. 2007	2.39	Feb. 2009	-11.96	Mar. 2011	2.42

	Total		Total		Total	Total	Total
	Return		Return		Return	Return	Return
	(%)		(%)		(%)	(%)	(%)

Apr. 2011	2.94		3.61		-0.87
		May, 2013		Jun. 2015
May 2011	-2.03		-0.99		-0.29
		Jun. 2013		Jul. 2015
Jun. 2011	-1.99		6.66
		Jul. 2013
Jul. 2011	-3.72	Aug. 2013	-3.17
Aug. 2011	-8.31	Sep. 2013	5.69
Sept, 2011	-11.00	Oct. 2013	3.27
Oct, 2011	15.26	Nov. 2013	2.71
Nov. 2011	-0.41	Dec. 2013	2.57
Dec. 2011	0.22	Jan. 2014	-2.07
Jan. 2012	6.95	Feb. 2014	5.06
Feb. 2012	3.19	Mar. 2014	-0.31
Mar. 2012	2.30	Apr. 2014	-2.33
Apr. 2012	-0.93	May, 2014	1.17
May, 2012	-6.78	Jun. 2014	4.96
Jun. 2012	4.51	Jul. 2014	-4.94
Jul. 2012	-0.82	Aug, 2014	4.97
Aug. 2012	3.47	Sep. 2014	-5.31
Sep. 2012	2.73	Oct. 2014	4.48
Oct. 2012	-1.46	Nov. 2014	0.98
Nov. 2012	1.16	Dec. 2014	1.25
Dec. 2012	3.07		-2.17
		Jan. 2015
	6.35		5.82
Jan. 2013		Feb. 2015
Feb. 2013	1.33	Mar. 2015	1.18
	4.69		-1.69
Mar. 2013		Apr. 2015
	0.14		2.00
Apr. 2013		May, 2015

(iv) The contents of the portfolio (as of the end of July 2015) Fund Asset Allocation Cash 0.44% Shares 99.56%

The number of the shares	1,494
The average market capitalization	$3.4Billion Dollars
PER	29.5 x
PBR	2.5 x
ROE	11.8%
The rate of gain	12.7%
The fluctuation of sell and purchase	9.7%
(as of fiscal year end December)
Cash ratio	0.1%

(v) Risk analysis (as of the end of July 2015)
R Squared	1.00
Beta	1.00
Note 1	R Squared and Beta are calculated from trailing 36-month fund returns relative to the Spliced Small-Cap Index. The Spliced Small-Cap Index reflects performance of the Russell 2000 Index through May 16, 2003, performance of the MSCI US Small
Cap 1750 Index through January 30, 2013, and performance of the CRSP US
Small-Cap Index thereafter

Note 2	“R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by the fund’s target index benchmark and by an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.

Note 3	“Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of the fund’s target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12%
when the index rose or fell by 10%. However, a fund’s beta should be reviewed in conjunction with its R-squared. The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable the beta is as an indicator of volatility.

3 RECORD OF SALES AND REPURCHASE

     Record of sales and repurchase during the following period and number of outstanding Shares of the Fund as of the end of July 2015 are as follows:

Small-Cap Index Fund - Investor Shares

August 1, 2014- July 31, 2015
Number of Units			Number of Units	Number of Units
Outstanding
Previous year		Number of Units	Repurchased	Outstanding
		Sold (in thousands)	(in thousands)	(in thousands)
A		B	C	= A + B - C
90,267	U.S Figures	15,963	27,797	78,433
(130,710)	Sales in Japan	(11,435)	(17,742)	(124,403)
Note : The figures in parentheses show those sold, repurchased and outstanding in Japan.

3. OUTLINE OF THE FINANCIAL STATUS OF THE FUND [Translation of Unaudited Semi-annual Accounts will be incorporated.]

4. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock Not applicable.

(2) Description of Business and Outline of Operation

     The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any security, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company and Transfer and Dividend Paying Agent; and JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody.

(3) Miscellaneous

     There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-month period preceding the filing of this Semi-annual Report.

5. FINANCIAL CONDITIONS OF THE MANAGEMENT COMPANY

Not Applicable.

[Translation]

Filed Document: Document was filed with: Filing Date: Name of the Issuer: Name of Representative:	Amendment to Securities Registration Statement Director of Kanto Local Finance Bureau September 30, 2015 VANGUARD INDEX FUNDS F. William McNabb III Chairman

Address of Principal Office:	100 Vanguard Boulevard, Malvern, Pennsylvania 19355 U.S.A.

Name and Title of Registration Agent:	Ken Miura Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura Nobuharu Onishi Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Offering or Sale for Registration

Name of the Fund Making	VANGUARD INDEX FUNDS
Offering or Sale of Foreign	VANGUARD SMALL-CAP INDEX FUND
Investment Fund Securities:

Aggregate Amount of Foreign	The approximate amount of the limit: U.S. $1.0
billion
Investment Fund Securities to be	(approximately ¥ 124.04 billion))
Offered or Sold:

Note : The Yen amount is translated for convenience at the rate of $1.00 = ¥ 124.04 (the mean of the exchange rate quotations by The Bank of Tokyo – Mitsubishi UFJ, Ltd.
for buying and selling spot Dollars by telegraphic transfer against Yen on July 31,
2015).

Place for public inspection:	Not Applicable

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on June 30, 2015 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS

(1) Amendments by filing the Semi-annual Report PART II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment		After amendment
[Original Japanese SRS]		[Aforementioned Semi-annual Report]
Part II INFORMATION
CONCERNING THE FUND
I.	Description of the Fund	I.	Status of Investment Portfolio
5.	Status of Investment Portfolio
(1)	Diversification of Investment	(1)	Diversification of Investment
	Portfolio		Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets a.		Record of Changes in Net Assets
	(Regarding the amounts as at the end		(Regarding the amounts as at the
	of each month during one-year		end of each month during one-
	period from, and including, the		year period from, and including,
	latest relevant date appertaining		the latest relevant date
	to the filing date of the original		appertaining to the filing date of
	Japanese SRS)		the aforementioned Semi-annual
Report)
(b)	Record of Distributions Paid		b. Record of Distributions Paid
	(Regarding the amounts as at the end		(Regarding the amounts as at the end
	of each month during one-year period		of each month during one-year period
	from, and including the latest relevant		from, and including the latest relevant
	date of the aforementioned		date of the aforementioned
	Semi-annual Report)		Semi-annual Report)
(c)	Record of Changes in Annual Return		c. Record of Changes in Earnings
Ratio

(Add the Earnings Ratio for the period
of aforementioned Semi-annual Report)
(d)	Miscellaneous	d. Miscellaneous

(4)	Record of Sales and Repurchase	II. Record of Sales and Repurchase
(Add the Record of Sales and
Repurchase during one-year period
from and including the latest relevant
date of the aforementioned
Semi-annual Report)

With respect to “III. Financial Conditions of the Fund” in the original SRS, “III. Outline of the Financial Conditions of the Fund” in the aforementioned Semi-annual Report is added to the original SRS.

(2)	Other amendments:

The graph, 〈Reference Information to (3)(A) "Record of Changes in Net Assets"〉 , was updated

From;

Changes in Total NAV and NAV per Unit
(from the end of May 2005 to the end of April 2015)
80
70
60
50
40
30
20
10
0
NAV per Unit
8,000
7,000
6,000
5,000
4,000
3,000
2,000
1,000
0
Total NAV (million)
Total NAV
NAV per Unit
End of May 2005
End of May 2007
End of May 2009
End of May 2011
End of May 2013

To;

(from the end of May 2005 to the end of July 2015)
70
60
50
40
30
20
10
0
NAV per Unit
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Total NAV (million)
Total NAV
NAV per Unit
End of May 2005
End of May 2007
End of May 2009
End of May 2011
End of May 2013
End of May 2015

(1) Diversification of Investment Portfolio			USD= 124.04
			(to be fixed on 7/31/15)
VANGUARD SMALL CAP INDEX FUND (All Share Classes)

		(As of the end of July, 2015)
		Market Value
Type of Assets	Name of Country		Investment Ratio (%)
		Total Dollar
[Common Stock]	UNITED STATES	56,398,505,923	99.56

	Sub-Total	56,398,505,923	99.56

Cash, Deposits, and Other Assets (after liabilities)		251,576,772	0.44

		$56,650,082,695	100%
Total (Net Asset Value)
		7,026,876.26 Million JPY

Note 1: Total Net Assets for Investor Shares: $ 4,546,699,168.16 (as of the end of July, Note 2: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 3: The Yen amount is translated for convenience at the rate of $1.00 = ¥ 124.04 (the mean of the exchange rate quotations by The Bank of Tokyo UFJ - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on July 31, 2015). The same applies hereafter.

Note 4: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.

Note 5: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

(i) Record of Changes in Net Assets				USD= 124.04
VANGUARD SMALL CAP INDEX FUND – INVESTOR SHARES(fixed on 7/31/15)

		Total Net Asset Value		Net Asset Value per Share
		US$	Yen
		(millions)	(millions)	US$	Yen

2014 End of	July	4,809	596,508	53.28	6,609
2014 End of	August	4,955	614,618	55.93	6,938
September		4,457	552,846	52.96	6,569
	October	4,595	569,964	55.33	6,863
November		4,609	571,700	55.87	6,930
December		4,606	571,328	55.86	6,928
2015 End of	January	4,519	560,537	54.65	6,778
	February	4,792	594,400	57.83	7,173
	March	4,810	596,632	58.49	7,255
	April	4,677	580,135	57.50	7,132
	May	4,757	590,058	58.65	7,275
	June	4,600	570,584	58.14	7,212
	July	4,547	564,010	57.97	7,191

(ii) Record of Distributions Paid

VANGUARD SMALL CAP INDEX FUND – INVESTOR SHARES

Total Distributions
		US$	Yen
2014	August	-	-
	September	-	-
	October	-	-
	November	-	-
	December	0.707	87.696
2015	Januuary	-	-

February	-	-
March	0.024		2.977
April	-	-
May	-	-
June	-	-
July	-	-
0.731

(iii) Record of changes in Return

VANGUARD SMALL CAP INDEX FUND – INVESTOR SHARES

Period	Annual Return (%)	a	b
August 1, 2014 to July 31, 2015	10.17	58.70	53.28

(Note) Annual Return (%) = 100 x (a – b) / b a = Net Asset Value per share as of the end of July, 2015, including total amount of distributions made during the above period. b = Net Asset Value per share after distribution as of the end of July, 2014

Net	53.8934
Dist	0.612
07.31.14	53.2814
07.31.13	47.8829	12.55250%